Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	Weighted average rate p.a.	December, 31
Description		2022	2021

Cash and bank deposits		101,737	229,745
Cash equivalents
Bank Deposit Certificate - CDB	101.8% of CDI	352,971	2,750,776
Repurchase agreements	88.0% of CDI	210,443	2,235
Time Deposit - TD (a)	0.4%	2,616	91,043
Others	10.4%	581	—
		668,348	3,073,799
(a)    Investment in U.S. dollar.